Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	UNIFIED SERIES TRUST
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000093602
Shareholder Report [Line Items]
Fund Name	Appleseed Fund
Class Name	Institutional Class
Trading Symbol	APPIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 470-1029
Additional Information Website	https://funddocs.filepoint.com/appleseed/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 54,197,917
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 97,170
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$54,197,917
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$97,170
Portfolio Turnover	31%

Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Certificates of Deposit	0.9%
Money Market Funds	1.4%
Preferred Stocks	1.8%
U.S. Government & Agencies	2.3%
Convertible Bonds	5.1%
Exchange-Traded Funds	6.3%
Closed End Funds	11.1%
Common Stocks	71.4%

C000040026
Shareholder Report [Line Items]
Fund Name	Appleseed Fund
Class Name	Investor Class
Trading Symbol	APPLX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 470-1029
Additional Information Website	https://funddocs.filepoint.com/appleseed/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$58	1.14%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%
AssetsNet	$ 54,197,917
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 97,170
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$54,197,917
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$97,170
Portfolio Turnover	31%

Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Certificates of Deposit	0.9%
Money Market Funds	1.4%
Preferred Stocks	1.8%
U.S. Government & Agencies	2.3%
Convertible Bonds	5.1%
Exchange-Traded Funds	6.3%
Closed End Funds	11.1%
Common Stocks	71.4%

C000222954
Shareholder Report [Line Items]
Fund Name	Ballast Small/Mid Cap ETF
Trading Symbol	MGMT
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(866) 383-6468
Additional Information Website	https://etf.mgmtetf.com/
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
AssetsNet	$ 149,035,542
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 696,669
InvestmentCompanyPortfolioTurnover	12.00%
C000007552
Shareholder Report [Line Items]
Fund Name	Channel Income Fund
Trading Symbol	CPSIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(877) 627-8504
Additional Information Website	https://channelfunds.com/mutual-funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Channel Income Fund	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 29,274,342
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 25,719
InvestmentCompanyPortfolioTurnover	2246.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$29,274,342
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$25,719
Portfolio Turnover	2,246%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Money Market Funds	1.2%
Consumer Staples	2.5%
Communications	6.0%
U.S. Treasury Obligations	6.0%
Utilities	10.2%
Industrials	20.6%
Energy	20.8%
Financials	31.7%